Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2022
Disclosure Of Non Current Assets Held For Sale And Discontinued Operations Text Block Abstract
Right-of-use assets and lease liabilities
5	Right-of-use assets and lease liabilities

(a)	Right-of-use assets

The Company has entered into leases of buildings, which are used for the Company’s operations. Leases of buildings have lease terms of between one and six years.

	2022	2021
	US$	US$
		(Restated)
Land and buildings
Cost:
At beginning of year	74,794	135,282
Addition during the year	427,672	72,326
Disposals during the year	-	(141,478)
Exchange realignment	3,028	8,664
At end of year	505,494	74,794

Accumulated depreciation:
At beginning of year	28,496	74,338
Depreciation for the year	90,327	52,745
Disposals during the year	-	(102,893)
Exchange realignment	1,627	4,306
At end of year	120,450	28,496

Net carrying amount:	385,044	46,298

Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants and the leased assets may not be used as security for borrowing purposes.

(b)	Lease liabilities

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2022 US$	2021 US$
		(Restated)
At beginning of year	38,153	63,526
Additions to lease liabilities	427,672	72,326
Interest charged	11,550	6,127
Payment made	(109,219)	(69,609)
Disposals	-	(40,559)
Exchange realignment	591	6,342
At end of year	368,747	38,153

Presentation on:

Consolidated Statement of Financial Position:

	2022 US$	2021 US$
Current	263,207	28,316
Non-current	105,540	9,837
Total	368,747	38,153

The maturity analysis of lease liabilities is disclosed in Note 22(e) to the financial statements.

The effective interest rate applied to the lease liabilities recognized in the statement of financial position range from 4.75% to 4.90% per annum.